Research And Development Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2011
Research And Development Expenses, Net [Abstract]
Research And Development Expenses, Net

	Year ended December 31,
	2011	2010	2009
Total expenses	$288,668	$268,578	$245,812
Less – grants and participations	(47,576)	(34,447)	(29,060)
	$241,092	$234,131	$216,752